Aristotle ESG Core Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

CORPORATE BONDS - 55.6%	Par	Value
Communications - 1.2%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025 (a)	$56,250	$55,907
Verizon Communications, Inc.
3.40%, 03/22/2041	150,000	114,772
2.85%, 09/03/2041	50,000	35,054
5.50%, 02/23/2054	150,000	146,944
		352,677

Consumer Discretionary - 2.4%
Lowe's Cos., Inc., 4.45%, 04/01/2062	250,000	194,533
Marriott International, Inc./MD
4.88%, 05/15/2029	250,000	246,900
2.75%, 10/15/2033	100,000	80,778
Meritage Homes Corp., 3.88%, 04/15/2029 (a)	200,000	184,303
		706,514

Consumer Staples - 2.8%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046	150,000	138,383
Campbell Soup Co., 5.40%, 03/21/2034	300,000	298,152
General Mills, Inc., 4.95%, 03/29/2033	200,000	194,908
Keurig Dr Pepper, Inc., 4.50%, 04/15/2052	250,000	208,726
		840,169

Financials - 30.7%(b)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	250,000	214,881
Air Lease Corp., 1.88%, 08/15/2026	450,000	417,429
Allianz SE, 6.35% to 09/06/2033 then 5 yr. CMT Rate + 3.23%, 09/06/2053 (a)	200,000	206,350
American Homes 4 Rent LP, 5.50%, 02/01/2034	100,000	98,374
Aon Corp. / Aon Global Holdings PLC, 5.35%, 02/28/2033	250,000	248,442
Bank of America Corp.
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	350,000	279,307
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	300,000	263,048
Barclays PLC, 5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030	200,000	200,598
Brixmor Operating Partnership LP, 5.75%, 02/15/2035	250,000	249,670
Broadstone Net Lease LLC, 2.60%, 09/15/2031	200,000	159,047
Citigroup, Inc.
4.15% to 11/15/2026 then 5 yr. CMT Rate + 3.00%, Perpetual	250,000	233,969
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032	125,000	102,748
Cooperatieve Rabobank UA, 1.98% to 12/15/2026 then 1 yr. CMT Rate + 0.73%, 12/15/2027 (a)	250,000	229,381
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034	230,000	229,714
Equinix, Inc., 3.90%, 04/15/2032	250,000	227,418
Fiserv, Inc.
3.50%, 07/01/2029	250,000	231,230
5.60%, 03/02/2033	200,000	201,754
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/2032	100,000	84,136
Goldman Sachs Group, Inc., 3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	500,000	474,540
Host Hotels & Resorts LP, 5.70%, 07/01/2034	100,000	98,338
HSBC Holdings PLC, 5.55% to 03/04/2029 then SOFR + 1.46%, 03/04/2030	300,000	300,637
JAB Holdings BV, 4.50%, 04/08/2052 (a)	250,000	183,470
Marsh & McLennan Cos., Inc., 5.40%, 09/15/2033	500,000	510,479
Morgan Stanley, 5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	500,000	512,728
Nasdaq, Inc., 5.95%, 08/15/2053	200,000	202,297
Nordea Bank Abp, 1.50%, 09/30/2026 (a)	350,000	321,458
Prologis LP, 5.13%, 01/15/2034	250,000	247,183
Public Storage Operating Co., 5.10%, 08/01/2033	250,000	248,092
Skandinaviska Enskilda Banken AB, 5.38%, 03/05/2029 (a)	300,000	300,548
State Street Corp., 6.70% to 03/15/2029 then 5 yr. CMT Rate + 2.61%, Perpetual	150,000	151,269
Sumitomo Mitsui Financial Group, Inc., 2.47%, 01/14/2029	500,000	445,338
Truist Bank, 2.64% to 09/17/2024 then 5 yr. CMT Rate + 1.15%, 09/17/2029	250,000	244,649
UBS Group AG
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030 (a)	200,000	199,645
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual (a)	350,000	357,891
Ventas Realty LP, 2.65%, 01/15/2025	250,000	245,700
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029(a)	100,000	94,715
4.13%, 08/15/2030(a)	200,000	182,051
		9,198,524

Health Care - 5.4%
AbbVie, Inc., 5.40%, 03/15/2054	250,000	247,386
Amgen, Inc.
4.20%, 03/01/2033	150,000	139,035
3.15%, 02/21/2040	100,000	74,778
CVS Health Corp., 1.75%, 08/21/2030	300,000	243,971
Elevance Health, Inc., 5.65%, 06/15/2054	250,000	247,493
Gilead Sciences, Inc., 5.55%, 10/15/2053	200,000	199,836
Humana, Inc., 5.38%, 04/15/2031	150,000	149,251
UnitedHealth Group, Inc., 4.75%, 05/15/2052	250,000	221,502
Zoetis, Inc., 2.00%, 05/15/2030	100,000	84,259
		1,607,511

Industrials - 6.5%
Allegion US Holding Co., Inc., 3.55%, 10/01/2027	200,000	189,588
Amphenol Corp., 4.75%, 03/30/2026	250,000	248,051
Canadian National Railway Co., 3.85%, 08/05/2032	250,000	230,847
Ferguson Finance PLC, 3.25%, 06/02/2030 (a)	200,000	180,542
Flowserve Corp., 2.80%, 01/15/2032	250,000	205,308
Keysight Technologies, Inc., 3.00%, 10/30/2029	250,000	222,808
nVent Finance Sarl, 2.75%, 11/15/2031	250,000	205,913
Veralto Corp., 5.45%, 09/18/2033 (a)	100,000	99,858
Waste Management, Inc., 4.95%, 07/03/2031	150,000	148,836
Weir Group PLC, 2.20%, 05/13/2026 (a)	250,000	234,751
		1,966,502

Technology - 6.2%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	250,000	235,618
Dell International LLC / EMC Corp., 4.90%, 10/01/2026	250,000	247,615
Intel Corp., 5.70%, 02/10/2053	350,000	344,280
Micron Technology, Inc., 5.30%, 01/15/2031	350,000	349,307
Moody's Corp., 4.25%, 08/08/2032	450,000	422,879
Oracle Corp., 2.30%, 03/25/2028	300,000	271,309
		1,871,008

Utilities - 0.4%
NiSource, Inc., 5.00%, 06/15/2052	150,000	132,979
TOTAL CORPORATE BONDS (Cost $17,787,425)		16,675,884

U.S. TREASURY OBLIGATIONS - 23.6%	Par	Value
United States Treasury Note/Bond
0.38%, 11/30/2025	1,500,000	1,407,393
2.63%, 05/31/2027	500,000	474,248
0.88%, 11/15/2030	1,000,000	809,082
4.38%, 11/30/2030	1,000,000	1,001,016
3.38%, 05/15/2033	500,000	463,477
4.00%, 02/15/2034	500,000	485,430
1.75%, 08/15/2041	125,000	82,634
3.00%, 11/15/2044	250,000	195,322
1.25%, 05/15/2050	250,000	123,955
1.38%, 08/15/2050	250,000	127,983
1.63%, 11/15/2050	500,000	273,838
1.88%, 02/15/2051	500,000	292,090
2.00%, 08/15/2051	250,000	150,234
1.88%, 11/15/2051	150,000	87,094
2.25%, 02/15/2052	500,000	318,613
2.88%, 05/15/2052	750,000	549,814
4.75%, 11/15/2053	250,000	258,496
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,095,714)		7,100,719

ASSET-BACKED SECURITIES - 10.6%	Par	Value
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2A, 5.75%, 02/18/2028	250,000	249,911
Ford Credit Auto Owner Trust
Series 2021-2, Class A, 1.53%, 05/15/2034(a)	350,000	321,891
Series 2021-A, Class B, 0.70%, 10/15/2026	450,000	434,861
Series 2022-D, Class A2A, 5.37%, 08/15/2025	10,154	10,151
Series 2023-B, Class A2A, 5.57%, 06/15/2026	221,277	221,173
Series 2024-1, Class A, 4.87%, 08/15/2036(a)(c)	200,000	198,281
GM Financial Revolving Receivables Trust
Series 2021-1, Class A, 1.17%, 06/12/2034(a)	150,000	136,830
Series 2023-2, Class A, 5.77%, 08/11/2036(a)	100,000	102,684
Navient Student Loan Trust
Series 2019-BA, Class A2A, 3.39%, 12/15/2059(a)	274,114	263,181
Series 2020-2A, Class A1A, 1.32%, 08/26/2069(a)	114,159	100,914
Series 2021-1A, Class A1A, 1.31%, 12/26/2069(a)	141,042	121,456
Series 2021-A, Class A, 0.84%, 05/15/2069(a)	100,689	89,015
Series 2024-A, Class A, 5.66%, 10/15/2072(a)	300,000	301,020
Santander Consumer USA, Inc., Series 2023-2, Class A2, 5.87%, 03/16/2026	25,965	25,969
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07%, 01/15/2053 (a)	108,299	94,548
Toyota Auto Loan Extended Note Trust, Series 2023-1A, Class A, 4.93%, 06/25/2036 (a)	250,000	249,031
Verizon Master Trust, Series 2024-5, Class A, 5.00%, 06/21/2032 (a)	250,000	250,074
TOTAL ASSET-BACKED SECURITIES (Cost $3,278,516)		3,170,990

COLLATERALIZED LOAN OBLIGATIONS - 3.7%	Par	Value
Buttermilk Park CLO, Series 2018-1A, Class A1R, 6.41% (3 mo. Term SOFR + 1.08%), 10/15/2031 (a)	250,000	250,175
Magnetite CLO Ltd., Series 2020-28A, Class AR, 6.72% (3 mo. Term SOFR + 1.39%), 01/20/2035 (a)	250,000	250,175
OCP CLO Ltd., Series 2017-13A, Class A1AR, 6.55% (3 mo. Term SOFR + 1.22%), 07/15/2030 (a)	220,228	220,509
Palmer Square Loan Funding Ltd.
Series 2021-1A, Class A1, 6.49% (3 mo. Term SOFR + 1.16%), 04/20/2029(a)	56,327	56,342
Series 2021-3A, Class A1, 6.39% (3 mo. Term SOFR + 1.06%), 07/20/2029(a)	84,668	84,686
Series 2021-4A, Class A2, 6.99% (3 mo. Term SOFR + 1.66%), 10/15/2029(a)	250,000	250,400
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,111,223)		1,112,287

MORTGAGE-BACKED SECURITIES - 2.0%	Par	Value
Federal Home Loan Mortgage Corp., Pool SB8079, 2.00%, 12/01/2035	281,004	248,944
Federal National Mortgage Association
Pool MA4123, 2.00%, 09/01/2035	116,434	103,153
Pool MA4206, 2.00%, 12/01/2035	279,890	247,957
TOTAL MORTGAGE-BACKED SECURITIES (Cost $700,484)		600,054

TOTAL INVESTMENTS - 95.5% (Cost $30,973,362)		$28,659,934
Other Assets in Excess of Liabilities - 4.5%		1,341,569
TOTAL NET ASSETS - 100.0%		$30,001,503

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $6,407,700 or 21.4% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Step coupon bond. The rate disclosed is as of June 30, 2024.